WILLIAM BLAIR FUNDS

William Blair Emerging Markets Debt Fund (the “Fund”)

Supplement dated June 8, 2026 to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information, each dated May 1, 2026, as supplemented

At a meeting held on June 4, 2026, the Board of Trustees (the “Board”) of William Blair Funds (the “Acquired Fund Trust”) approved the reorganization of William Blair Emerging Markets Debt Fund (the “Acquired Fund”), a series of the Acquired Fund Trust, into an exchange-traded fund (“ETF”), which will be managed by William Blair Investment Management, LLC (“WBIM”), which is also the investment adviser to the Acquired Fund. The Board, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Acquired Fund, determined that participation in the Reorganization (defined below) is in the best interests of the Acquired Fund, and that the interests of existing shareholders of the Acquired Fund (“Acquired Fund Shareholders”) will not be diluted as a result of the Reorganization.

Subject to shareholder approval, the Acquired Fund will be reorganized into William Blair Emerging Income ETF (the “Acquiring Fund” and together with the Acquired Fund, the “Funds”), a series of William Blair ETF Trust (the “Acquiring Fund Trust”) (the “Reorganization”).

If approved by Acquired Fund Shareholders, the Reorganization would be accomplished in accordance with an Agreement and Plan of Reorganization and Liquidation (the “Plan”). Subject to shareholder approval, the Reorganization is anticipated to occur (after the close of trading) on or about October 9, 2026 (the “Closing Date”), though it is possible the Closing Date may be delayed. This supplement is not a solicitation of proxy.

The Plan provides for the transfer of substantially all of the assets of the Acquired Fund to the Acquiring Fund in exchange for the assumption by the Acquiring Fund of all of the Acquired Fund’s liabilities and shares of the Acquiring Fund (“Acquiring Fund Shares”) having an aggregate net asset value (“NAV”) equal to the aggregate NAV of the Acquired Fund. Immediately following such transfer, the Plan provides for the distribution by the Acquired Fund to Acquired Fund Shareholders of the portion of Acquiring Fund Shares to which the Acquired Fund Shareholder is entitled (and cash with respect to any fractional shares), in accordance with the Plan and except as noted below. Following the Reorganization, the Acquired Fund will be liquidated.

Acquired Fund Shareholders of record on July 31, 2026 will receive a combined Proxy Statement and Prospectus that contains important information about the Reorganization and the Acquiring Fund, including information regarding the Acquiring Fund’s investment strategies and risks, fees and expenses.

If Acquired Fund Shareholders approve the Reorganization, and certain other closing conditions are satisfied or waived, Acquired Fund Shareholders who own shares of the Acquired Fund (“Acquired Fund Shares”) through a brokerage account that can accept shares of an ETF will become shareholders of the Acquiring Fund (which will operate as an ETF). Such Shareholders will receive Acquiring Fund Shares with an aggregate NAV equal to the aggregate NAV of their Acquired Fund Shares held immediately prior to the Reorganization, except with respect to cash received in lieu of fractional Acquiring Fund Shares, which cash payment may be taxable.

The Acquiring Fund is a series of the Acquiring Fund Trust and will not commence operations until the consummation of the Reorganization. The Acquired Fund and the Acquiring Fund have identical investment objectives and principal investment strategies. In addition, the Acquired Fund and the Acquiring Fund have substantially similar fundamental investment policies. However, there are important operational differences between the Acquired Fund and the Acquiring Fund that present unique risks. For example, although the Acquiring Fund will be subject to similar investment risks as the Acquired Fund, the Acquiring Fund will be subject to additional risks such as structural risks related to ETFs, which will be described in the combined Proxy Statement and Prospectus.

WBIM believes that the Reorganization will provide multiple benefits for Acquired Fund Shareholders, including additional trading flexibility, increased transparency and the potential for enhanced tax efficiency. However, given that the Acquiring Fund will effect some or all of its creations and redemptions in cash rather than in-kind, a shareholder will not benefit from the greater tax efficiency of the ETF structure to the same extent as a shareholder of an ETF that effects all of its creations and redemptions in-kind.

The Reorganization is intended to be structured to be a tax-free reorganization under the U.S. Internal Revenue Code of 1986, as amended. As a result, it is expected that Acquired Fund Shareholders generally will not recognize a taxable gain (or loss) for U.S. tax purposes as a result of the Reorganization (except with respect to cash received or with respect to investors whose shares are redeemed prior to the Reorganization, as explained elsewhere in this Supplement).

In addition, in order to fund redemption transactions prior to and in connection with the Reorganization, the Acquired Fund may have to sell securities. These transactions may also result in net realized capital gains to the Acquired Fund, which may result in taxable distributions to shareholders either (i) by the Acquired Fund prior to the Reorganization or (ii) by the Acquiring Fund after the Reorganization. Furthermore, redemptions of a large number of Acquired Fund Shares relative to the size of the Acquired Fund may have adverse tax consequences limiting the use of any capital loss carryforwards and certain other losses of the Acquired Fund to offset any future realized capital gains.

Importantly, in order to receive Acquiring Fund Shares as part of the Reorganization, Acquired Fund Shareholders must hold their Acquired Fund Shares through a brokerage account that can accept shares of an ETF (i.e., the Acquiring Fund). If Acquired Fund Shareholders do not hold their Acquired Fund Shares through that type of brokerage account, they will not receive Acquiring Fund Shares as part of the Reorganization. For Acquired Fund Shareholders that do not currently hold their Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares, please see the Q&A that follows for additional actions that such Acquired Fund Shareholders must take to receive Acquiring Fund Shares as part of the Reorganization. Other than the approval by the requisite vote of Acquired Fund Shareholders, no further action is required for Acquired Fund Shareholders that hold Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares.

It is currently expected that the Acquired Fund will generally be closed to new investors on or about July 31, 2026.

The Summary Prospectus, Prospectus and Statement of Additional Information will be amended accordingly.

IMPORTANT NOTICE ABOUT YOUR FUND ACCOUNT

QUESTIONS AND ANSWERS

The following is a brief Q&A that provides information to help you to determine if you need to take action with respect to your shareholder account prior to the Reorganization in order to receive Acquiring Fund Shares.

Q. How will the Reorganization affect me as a shareholder?

A. If the Reorganization is consummated, you will cease to be a shareholder of the Acquired Fund. In order to receive Acquiring Fund Shares as part of the Reorganization, you must hold your Acquired Fund Shares through a brokerage account that can accept shares of an ETF on the Closing Date of the Reorganization. If you hold your Acquired Fund Shares through a brokerage account that can accept shares of an ETF on the Closing Date of the Reorganization, you will automatically become a shareholder of the Acquiring Fund. As described in more detail above, upon completion of the Reorganization, you will (subject to certain exceptions) receive Acquiring Fund Shares with an aggregate NAV that, when combined with any cash that you receive in lieu of fractional

Acquiring Fund Shares (as described below), will equal the value of the aggregate NAV of your Acquired Fund Shares on the Closing Date of the Reorganization. Fractional Acquiring Fund Shares will not be issued. As a result, cash will be paid to Acquired Fund Shareholders in lieu of fractional Acquiring Fund Shares, which cash payment may be taxable. Following the Reorganization, Acquiring Fund Shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund Shares in the secondary market that Acquired Fund Shareholders do not experience as shareholders of the Acquired Fund. In addition, the market price of ETF shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security.

As discussed below, if the Reorganization is approved by Acquired Fund Shareholders and you desire to hold Acquiring Fund Shares, it is important for you to determine that you hold your Acquired Fund Shares in the type of account that can accommodate the receipt of the ETF shares that will be received in the Reorganization or, if you do not own Acquired Fund Shares through such an account, that you take necessary actions to be able to receive Acquiring Fund Shares.

Q. What will happen if I do not have a brokerage account that can accept Acquiring Fund Shares at the time of the Reorganization?

A. If you do not have a brokerage account that can accept Acquiring Fund Shares at the time of the Reorganization, you will not receive Acquiring Fund Shares in connection with the Reorganization. Instead, depending on the type of account through which you hold your Acquired Fund Shares, you will either receive cash or, in the case of Fund Direct IRAs, cash or shares of a money market fund equal in value to the aggregate NAV of your Acquired Fund Shares, on the Closing Date of the Reorganization (except as discussed below with respect to non-accommodating retirement accounts). In some cases, the liquidation of your investment and return of cash, or the transfer of your investment, may be subject to fees and expenses. In addition, the liquidation or transfer of your investment may be subject to tax. More detail is provided below with respect to the types of accounts that cannot hold Acquiring Fund Shares and what will happen if you own your investment in the Acquired Fund through such accounts.

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Non-Accommodating Brokerage Accounts: If you hold Acquired Fund Shares in a brokerage account with a financial intermediary that only allows the client to hold shares of mutual funds in the account, you will need to contact your financial intermediary to set up a brokerage account that permits investments in ETF shares. If such a change is not made before the Reorganization, you will not receive Acquiring Fund Shares as part of the Reorganization. Instead, your investment will be liquidated. You will receive cash, which will be equal in value to the aggregate NAV of your Acquired Fund Shares calculated as of the Closing Date of the Reorganization.

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Non-Accommodating Retirement Accounts: If you hold Acquired Fund Shares through an individual retirement account (“IRA”) or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Acquired Fund to a different investment option prior to the Reorganization.

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Fund Direct Accounts: If you hold Acquired Fund Shares in an account directly with the Acquired Fund at its transfer agent, SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”) (a “fund direct account”), you should transfer your Acquired Fund Shares to a brokerage account that can accept Acquiring Fund Shares prior to the Reorganization. If such a change is not made before the Reorganization, you will not receive Acquiring Fund Shares as part of the Reorganization. Instead, your investment will be liquidated. You will receive cash, which will be equal in value to the aggregate NAV of your Acquired Fund Shares calculated as of the Closing Date of the Reorganization.

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Fund Direct IRA: If you hold Acquired Fund Shares through an IRA directly with the Acquired Fund at its transfer agent, SS&C GIDS, and do not take action to transfer the investment in the Acquired Fund to a different investment option prior to the Reorganization, your Acquired Fund Shares will be exchanged for cash or shares of a money market fund equal in value to the aggregate NAV of your Acquired Fund Shares on the Closing Date of the Reorganization unless you provide alternative direction prior to the final date to exchange shares of the Acquired Fund. The final date to exchange shares of the Acquired Fund is the first business day immediately preceding the Closing Date (and the Closing Date is anticipated to be on or about October 9, 2026).

It may take time for you to receive your cash. Please consult with your financial intermediary or tax advisor for more information on the impact that the Reorganization would have on you and your investments.

If you do not currently hold your Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares, please see the information below for additional actions that you must take to receive Acquiring Fund Shares as part of the Reorganization. Other than the approval by the requisite vote of Acquired Fund Shareholders, no other action on the part of Acquired Fund Shareholders is required for shareholders that hold Acquired Fund Shares through a brokerage account that can hold Acquiring Fund Shares.

If you are unsure about the ability of your account to accept Acquiring Fund Shares (i.e., ETF shares), please call 1-800-724-7272 or contact your financial advisor or other financial intermediary.

After the Reorganization, individual Acquiring Fund Shares may only be purchased and sold in the secondary market. Acquiring Fund Shares will be listed for trading on a national securities exchange. Acquiring Fund Shares may also be traded on other national securities exchanges, electronic crossing networks, and other alternative trading systems. Should you decide to purchase or sell Acquiring Fund Shares after the Reorganization, you will need to place a trade through a broker who will execute your trade in the secondary market at prevailing market prices. Because Acquiring Fund Shares will trade at market prices rather than at NAV, Acquiring Fund Shares may trade at a price less than (discount to), at, or greater than (premium to) the Acquiring Fund’s NAV per share. As with all transactions for ETFs, your broker may charge a commission for purchase and sale transactions. In addition, the market price of ETF shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security.

Q. How do I transfer my Acquired Fund Shares from a fund direct account to a brokerage account that will accept Acquiring Fund Shares?

A. Transferring your Acquired Fund Shares from a fund direct account to a brokerage account that can accept Acquiring Fund Shares should be a simple process. If you have a brokerage account or a relationship with a brokerage firm, please talk to your broker and inform the broker that you would like to transfer a mutual fund position that you hold directly with the Acquired Fund into your brokerage account. Also, inform your broker that such an account will need to be set up to accept shares of an ETF, such as the Acquiring Fund. If you don’t have a brokerage account or a relationship with a brokerage firm, you will need to open an account.

It is suggested that you provide your broker with a copy of your quarterly account statement from the Acquired Fund. Your broker will require your account number with the Acquired Fund, which can be found on your statement. Your broker will help you complete a form to initiate the transfer. Once you sign that form, your broker will submit the form to the transfer agent directly, and the shares will be transferred into your brokerage account. The sooner you initiate the transfer, the better.

Q. How do I transfer my Acquired Fund Shares from a non-accommodating brokerage account to a brokerage account that will accept Acquiring Fund Shares?

A. The broker where you hold your Acquired Fund Shares should be able to assist you in changing the characteristics of your brokerage account to an account that is permitted to invest in ETF shares. Contact your broker to make the necessary changes to your account. The sooner you initiate making these changes, the better.

Q. What if I do not want to own Acquiring Fund Shares?

A. If the Reorganization is approved by Acquired Fund Shareholders and you do not want to receive Acquiring Fund Shares in connection with the Reorganization, you can exchange your Acquired Fund Shares for shares of another William Blair mutual fund that is not participating in the Reorganization or redeem your Acquired Fund Shares. Prior to doing so, however, you should consider the tax consequences associated with either action. Redemption of your Acquired Fund Shares will be a taxable event if you hold your shares in a taxable account. The last date to redeem your Acquired Fund Shares prior to the Reorganization is the first business day immediately preceding the Closing Date (and the Closing Date is anticipated to be on or about October 9, 2026).

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION

Q: What are the differences between an ETF and a mutual fund?

A: ETFs are structurally different from mutual funds in several important aspects:

•	A mutual fund may offer multiple share classes with different sales charges, expenses, and/or minimum investments. The Acquiring Fund does not issue multiple classes of shares.

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A mutual fund investor may purchase and redeem shares directly from the mutual fund (through a distributor or a financial intermediary). Most ETF investors will buy and sell shares in secondary market transactions through brokers.

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A mutual fund will accept purchase and redemption orders from any shareholders, and only on days that the mutual fund is open for business, and those orders will be effected at that day’s NAV per share. An ETF will issue or redeem shares at its NAV per share only in one or more groupings of a large specified number of shares called a “Creation Unit,” on days that the ETF is open for business. Only an ETF’s “authorized participants” are permitted to engage in creation or redemption transactions directly with the ETF. All other shareholders will buy and sell shares of the ETF on an exchange at market price which may be above (at a premium to), at, or below (at a discount to) NAV or the intraday value of the ETF’s holdings. An authorized participant is a member or participant of a clearing agency registered with the U.S. Securities and Exchange Commission (the “SEC”), which has a written agreement with the Acquiring Fund and or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of Creation Units.

As a result of these structural differences, there are certain anticipated benefits associated with the ETF structure, including, but not limited to the following:

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Additional Trading Flexibility. As a shareholder of the Acquired Fund, you can only purchase or redeem Acquired Fund Shares at a price based on the Acquired Fund’s NAV that is next calculated after your order is received by the Acquired Fund. This NAV is calculated once per business day. As a shareholder of the Acquiring Fund, however, you will have additional trading flexibility by being able to purchase and sell Acquiring Fund Shares throughout a trading day on the secondary market. These trades will occur at market prices, which may be higher or lower than the Acquiring Fund’s NAV per share. This intraday liquidity will give you the opportunity to act on purchase and sale decisions immediately, rather than waiting to transact at the Acquiring Fund’s NAV.

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Increased Transparency. Currently, the Acquired Fund only provides periodic disclosure of its complete portfolio holdings. The Acquiring Fund will make its complete portfolio holdings public each business day. This holdings information, along with other information about the Acquiring Fund, will be found on the Acquiring Fund’s website.

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Potential for Enhanced Tax Efficiency. Current Acquired Fund Shareholders are expected to benefit directly from the potential for greater tax efficiency and trading efficiency with the ETF structure, as ETFs generally experience fewer portfolio transactions than mutual funds due to the secondary market liquidity of the ETF structure. However, given that the Acquiring Fund will effect some or all of its creations and redemptions in cash rather than in-kind, a shareholder will not benefit from the greater tax efficiency of the ETF structure to the same extent as a shareholder of an ETF that effects all of its creations and redemptions in-kind.

There are, however, certain risks associated with the ETF structure as well, including, but not limited to the following:

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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Acquiring Fund. The Acquiring Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for Acquiring Fund Shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Acquiring Fund, such as during periods of market stress, and no other authorized participant creates or redeems, Acquiring Fund Shares may trade at a discount to NAV and possibly face trading halts and/or delisting. Authorized participant concentration risk may be heightened to the extent the Acquiring Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

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Cash Transactions Risk. Unlike certain ETFs, the Acquiring Fund may effect creations and redemptions in cash or partially in cash. Therefore, it may be required to sell portfolio securities and subsequently recognize gains on such sales that the Acquiring Fund might not have recognized if it were to distribute portfolio securities in-kind. As such, investments in Acquiring Fund Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

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Trading Risk. The market prices of Acquiring Fund Shares are expected to fluctuate, in some cases materially, in response to changes in the Acquiring Fund’s NAV, the intra-day value of the Acquiring Fund’s holdings, and supply and demand for Acquiring Fund Shares. WBIM cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium to) or below (at a discount to) NAV or to the intraday value of the Acquiring Fund’s holdings. You may pay significantly more or receive significantly less than NAV per share during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of Acquiring Fund Shares. In addition, the market price of Acquiring Fund Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of Acquiring Fund Shares will vary over time based on the Acquiring Fund’s trading volume and market liquidity and may increase if the Acquiring Fund’s trading volume, the spread of the Acquiring Fund’s underlying securities, or market liquidity decrease.

Following the Reorganization, shareholders may bear certain costs with respect to maintaining brokerage accounts and buying and selling Acquiring Fund Shares in the secondary market that shareholders do not experience as shareholders of the Acquired Fund.

Q: Is the Reorganization expected to affect the way my investments are managed?

A: The Reorganization is not expected to affect the way the Acquired Fund’s investments are managed. The Acquired Fund and the Acquiring Fund have identical investment objectives and principal investment strategies. In addition, the Acquired Fund and the Acquiring Fund have substantially similar fundamental investment policies. However, although the Acquiring Fund will be subject to similar investment risks as the Acquired Fund, there are important operational differences between the Acquired Fund and the Acquiring Fund (due to the Acquiring Fund’s ETF structure) that present unique risks for the Acquiring Fund, as described above and as will be described in the combined Proxy Statement and Prospectus.

WBIM is the investment adviser to each of the Acquired Fund and Acquiring Fund. The same individuals responsible for the day-to-day portfolio management of the Acquired Fund will be responsible for the day-to-day portfolio management of the Acquiring Fund. The Acquiring Fund is a series of the Acquiring Fund Trust and will not commence operations until the consummation of the Reorganization.

Q: What is the fee and expense structure of the Acquiring Fund?

A: The Acquiring Fund employs a unitary fee structure pursuant to which WBIM bears substantially all operating expenses of the Acquiring Fund, subject to certain exceptions. WBIM has contractually agreed, through April 30, 2028, to reduce its management fee for the Acquiring Fund to 0.55% of the average daily net assets of the Acquiring Fund.

More information on the comparison of the fee and expense arrangements of the Acquired Fund and Acquiring Fund will be available in the combined Proxy Statement and Prospectus.

Q: Will I be subject to comparable investment risks as a shareholder of the Acquiring Fund?

A: Yes, the Acquiring Fund will be subject to similar investment risks as the Acquired Fund. However, there are important differences between the principal risks of the Acquired Fund and the Acquiring Fund, as described above relating to the Acquiring Fund’s operation as an ETF.

Q: How do the Funds’ investment objectives, principal investment strategies, and fundamental investment policies compare?

A: The Acquired Fund and the Acquiring Fund have identical investment objectives and principal investment strategies. The Acquired Fund and the Acquiring Fund have adopted substantially similar fundamental investment policies, which may not be changed without prior shareholder approval. However, the Acquiring Fund maintains additional flexibility surrounding investments in real estate and lending.

Q: Who will pay the costs in connection with the Reorganization?

A: WBIM will pay the full costs associated with the Reorganization (including the legal costs associated with the Reorganization). However, to the extent that any securities are unable to be transferred by the Acquired Fund to the Acquiring Fund, shareholders of the Acquired Fund will bear the transaction costs associated with any such portfolio sales and shareholders of the Acquiring Fund will bear the costs of any security purchases required after the Reorganization.

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In connection with the Reorganization discussed herein, a combined Proxy Statement and Prospectus will be included in a registration statement on Form N-14 that will be filed with the SEC. After the registration statement is filed with the SEC, it may be amended or withdrawn and the combined Proxy Statement and Prospectus will not be distributed to Acquired Fund Shareholders until the registration statement is effective. Investors are urged to carefully read the combined Proxy Statement and Prospectus and any other relevant documents when they become available because they will contain important information about the Reorganization and the Acquiring Fund. After they are filed, free copies of the materials will be available on the SEC’s web site at www.sec.gov. You may also request a free copy of these materials without charge by writing to the Funds at 150 North Riverside Plaza Chicago, Illinois 60606, or by calling toll-free 1-800-724-7272. This communication is not a solicitation of proxy. This communication is for informational purposes only and does not constitute an offer of any securities for sale. No offer of securities will be made except pursuant to a prospectus meeting the requirements of Section 10 of the Securities Act of 1933, as amended.

Investors should consider the investment objectives, risks, fees and expenses of the Funds carefully.

All investments involve risk, including the possible loss of principal. There is no guarantee that the investment objective of a Fund will be achieved. Past performance is no guarantee of future results.

Unlike mutual funds, ETFs may trade at a premium or discount to their NAV per share. Because ETF shares are traded in the secondary market, a broker may charge a commission to execute a transaction in the shares, and an investor may incur the cost of the spread between the price at which a dealer will buy shares and the price at which a dealer will sell shares.

William Blair & Company, L.L.C., 150 North Riverside Plaza Chicago, Illinois 60606, is the distributor of Acquired Fund and Acquiring Fund Shares.

Please retain this supplement for future reference.